Acquisitions - Summary of Operation Attributable to Acquisition (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenue	¥ 15,024,188	¥ 17,015,089	¥ 13,408,421
Net loss	¥ 2,103,484	¥ 2,970,890	2,815,775
Tantan Limited [Member]
Net revenue			417,998
Net loss			¥ 519,206